Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 19.1%
Australia – 0.0%
Australia Government Bond Series 150 3.00%, 03/21/2047(a)	AUD	239	$127,817

Austria – 0.6%
Republic of Austria Government Bond 0.00%, 02/20/2030(a)	EUR	405	364,102
0.90%, 02/20/2032(a)		3,497	3,216,064

			3,580,166

Belgium – 0.3%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		1,097	964,796
Series 96 2.75%, 04/22/2039(a)		962	982,033

			1,946,829

Canada – 0.1%
Canadian Government Bond 2.25%, 12/01/2029	CAD	808	569,998

China – 0.6%
China Government Bond Series INBK 2.80%, 03/24/2029	CNY	11,310	1,576,774
3.81%, 09/14/2050		11,930	1,848,227

			3,425,001

Germany – 0.4%
Bundesrepublik Deutschland Bundesanleihe 1.80%, 08/15/2053(a)	EUR	1,335	1,273,586
3.25%, 07/04/2042(a)		1,035	1,258,685

			2,532,271

Indonesia – 0.1%
Indonesia Treasury Bond Series FR87 6.50%, 02/15/2031	IDR	9,208,000	619,701

			619,701

Italy – 0.2%
Italy Buoni Poliennali Del Tesoro Series 10Y 4.40%, 05/01/2033(a)	EUR	167	188,527
Series 13Y 4.00%, 04/30/2035(a)		835	901,266

			1,089,793

	Principal Amount (000)		U.S. $ Value

Japan – 1.5%
Japan Government Five Year Bond Series 142 0.10%, 12/20/2024	JPY	429,950	$2,988,838
Series 156 0.20%, 12/20/2027		131,150	916,036
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		130,550	772,616
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		144,050	1,120,544
Series 183 1.40%, 12/20/2042		315,750	2,341,860
Japan Government Two Year Bond Series 446 0.005%, 03/01/2025		161,200	1,118,820

			9,258,714

Malaysia – 0.1%
Malaysia Government Bond Series 310 4.498%, 04/15/2030	MYR	3,315	741,672

Mexico – 0.3%
Mexican Bonos Series M 8.00%, 07/31/2053	MXN	23,856	1,264,954
8.50%, 05/31/2029		6,180	357,214

			1,622,168

Peru – 0.2%
Peruvian Government International Bond 6.95%, 08/12/2031(a)	PEN	4,912	1,375,682

South Korea – 2.0%
Korea Treasury Bond Series 2506 3.125%, 06/10/2025	KRW	11,966,760	8,978,691
Series 2703 2.375%, 03/10/2027		4,944,280	3,578,000

			12,556,691

Spain – 0.2%
Spain Government Bond 3.90%, 07/30/2039(a)	EUR	1,391	1,551,602

Thailand – 0.1%
Thailand Government Bond 3.35%, 06/17/2033	THB	17,556	526,378

United Kingdom – 0.5%
United Kingdom Gilt
0.125%, 01/31/2028(a)	GBP	652	670,960
0.875%, 01/31/2046(a)		758	474,360
1.25%, 10/22/2041(a)		825	629,331
1.50%, 07/31/2053(a)		1,097	727,336
1.75%, 09/07/2037(a)		430	390,784

			2,892,771

	Principal Amount (000)		U.S. $ Value

United States – 11.9%
U.S. Treasury Bonds 1.125%, 08/15/2040(b)	U.S.$	4,808	$3,085,384
1.25%, 05/15/2050		5,180	2,905,880
1.875%, 02/15/2051		4,362	2,882,745
2.00%, 08/15/2051		2,453	1,669,010
2.25%, 08/15/2046		854	622,352
2.25%, 08/15/2049		590	427,934
2.25%, 02/15/2052		139	100,060
2.375%, 02/15/2042		1,883	1,463,722
2.375%, 11/15/2049		450	335,390
2.875%, 05/15/2049		905	746,766
2.875%, 05/15/2052		1,035	856,298
3.00%, 11/15/2045		169	142,224
3.00%, 08/15/2052		321	272,280
3.25%, 05/15/2042		2,114	1,883,290
3.375%, 08/15/2042		1,464	1,326,158
3.375%, 11/15/2048		495	446,428
3.625%, 08/15/2043		1,873	1,753,806
3.625%, 02/15/2053		966	925,740
3.625%, 05/15/2053		462	443,112
3.875%, 02/15/2043		2,161	2,103,112
4.00%, 11/15/2042		790	783,904
4.375%, 11/15/2039(c)		5,290	5,590,868
4.50%, 08/15/2039		2,460	2,641,810
U.S. Treasury Notes 0.625%, 07/31/2026		790	703,594
1.25%, 11/30/2026(b) (c)		8,434	7,596,052
1.625%, 05/15/2026(b) (c)		6,600	6,088,408
1.875%, 02/28/2027		2,357	2,159,602
2.75%, 04/30/2027		975	920,294
2.875%, 09/30/2023(c)		5,987	5,951,452
3.375%, 05/15/2033		1,159	1,117,082
3.50%, 04/30/2028		442	429,292
3.50%, 02/15/2033(c)		8,088	7,874,036
3.625%, 03/31/2028		1,527	1,491,070
3.625%, 05/31/2028		1,777	1,737,182
4.00%, 06/30/2028		1,040	1,034,412
4.125%, 11/15/2032		617	629,702
4.25%, 05/31/2025		1,544	1,524,020

			72,664,471

Total Governments - Treasuries (cost $126,074,625)			117,081,725

CORPORATES - INVESTMENT GRADE – 15.0%
Industrial – 7.4%
Basic – 0.3%
BHP Billiton Finance Ltd. Series 17 1.50%, 04/29/2030(a)	EUR	500	462,816
Braskem Netherlands Finance BV 7.25%, 02/13/2033(a)	U.S.$	249	243,478
EIDP, Inc. 4.80%, 05/15/2033		223	218,292

	Principal Amount (000)		U.S. $ Value

Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	585	$563,226
Glencore Capital Finance DAC Series E 1.125%, 03/10/2028(a)	EUR	260	244,864
LyondellBasell Industries NV 5.75%, 04/15/2024	U.S.$	277	276,414

			2,009,090

Capital Goods – 0.5%
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	409,400
Eaton Corp. 4.35%, 05/18/2028		195	191,476
Flowserve Corp. 2.80%, 01/15/2032		372	296,354
Parker-Hannifin Corp. 3.25%, 06/14/2029		223	202,924
Raytheon Technologies Corp. 4.125%, 11/16/2028		671	646,274
Regal Rexnord Corp. 6.05%, 02/15/2026(a)		1,028	1,029,953
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	85,442
4.40%, 03/15/2024(d)		343	338,394

			3,200,217

Communications - Media – 0.7%
Cox Communications, Inc. 2.60%, 06/15/2031(a)		471	384,742
5.45%, 09/15/2028(a)		79	78,944
5.70%, 06/15/2033(a)		194	195,888
Discovery Communications LLC 5.20%, 09/20/2047		213	175,544
5.30%, 05/15/2049		96	79,686
Fox Corp. 4.709%, 01/25/2029		210	204,220
5.576%, 01/25/2049		795	743,420
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028		590	568,671
5.375%, 06/15/2033		198	196,024
Omnicom Group, Inc. 2.45%, 04/30/2030		72	60,410
Paramount Global 4.20%, 05/19/2032		109	91,374
4.95%, 01/15/2031		340	307,118
Tencent Holdings Ltd. 3.24%, 06/03/2050(a)		525	344,710
Time Warner Cable LLC 4.50%, 09/15/2042		290	216,444
Warnermedia Holdings, Inc. 3.755%, 03/15/2027		206	192,212
4.279%, 03/15/2032		614	544,048

			4,383,455

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 0.4%
Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	107	$70,042
4.55%, 02/09/2030		73	53,590
5.85%, 11/10/2032		422	334,476
CK Hutchison Group Telecom Finance SA 1.125%, 10/17/2028(a)	EUR	530	493,534
Corning, Inc. 3.875%, 05/15/2026		328	353,752
T-Mobile USA, Inc. 3.875%, 04/15/2030	U.S.$	317	292,214
5.05%, 07/15/2033		236	231,728
TELUS Corp. 5.25%, 11/15/2032	CAD	542	409,934
Verizon Communications, Inc. 4.016%, 12/03/2029	U.S.$	413	385,266
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	130	82,000

			2,706,536

Consumer Cyclical - Automotive – 0.5%
General Motors Co. 6.125%, 10/01/2025	U.S.$	94	94,612
General Motors Financial Co., Inc. 5.80%, 06/23/2028		120	119,576
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		1,471	1,319,222
6.50%, 03/10/2028(a)		111	111,052
Hyundai Capital America 2.10%, 09/15/2028(a)		550	460,802
Lear Corp. 3.50%, 05/30/2030		43	37,836
Mercedes-Benz Finance North America LLC 4.80%, 03/30/2026(a)		408	403,968
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		175	148,478
Volkswagen International Finance NV Series . 3.50%, 06/17/2025(a) (e)	EUR	400	409,728

			3,105,274

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 3.55%, 11/19/2026	U.S.$	117	108,700
3.90%, 11/19/2029		399	361,366

			470,066

Consumer Cyclical - Other – 0.3%
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		205	165,402
Marriott International, Inc./MD 4.90%, 04/15/2029		716	696,740

	Principal Amount (000)		U.S. $ Value

Series EE 5.75%, 05/01/2025	U.S.$	77	$77,204
Series HH 2.85%, 04/15/2031		112	94,180
MDC Holdings, Inc. 6.00%, 01/15/2043		791	712,517

			1,746,043

Consumer Cyclical - Retailers – 0.2%
AutoNation, Inc. 3.80%, 11/15/2027		195	178,616
3.85%, 03/01/2032		22	18,694
4.75%, 06/01/2030		65	60,842
Ross Stores, Inc. 4.70%, 04/15/2027		658	641,306
VF Corp. 2.95%, 04/23/2030		158	130,023

			1,029,481

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	343	322,096
3.40%, 05/06/2030	U.S.$	595	524,498
AmerisourceBergen Corp. 2.70%, 03/15/2031		79	67,352
BAT Capital Corp. 7.75%, 10/19/2032		125	137,492
Cargill, Inc. 3.875%, 04/24/2030(a)	EUR	430	468,310
5.125%, 10/11/2032(a)	U.S.$	446	449,484
Cigna Group (The) 4.375%, 10/15/2028		250	241,852
CVS Health Corp. 5.00%, 01/30/2029		106	104,990
McKesson Corp. 4.90%, 07/15/2028		223	221,952
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031		810	606,229
Philip Morris International, Inc. 4.875%, 02/13/2026		216	214,454
5.00%, 11/17/2025		390	388,163
5.625%, 11/17/2029		72	73,362
Saputo, Inc. 2.242%, 06/16/2027	CAD	572	387,988
Sutter Health 5.164%, 08/15/2033	U.S.$	101	100,818
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		225	223,684
Zoetis, Inc. 5.40%, 11/14/2025		439	440,272

			4,972,996

Energy – 1.2%
BP Capital Markets America, Inc. 4.893%, 09/11/2033		236	233,644

	Principal Amount (000)		U.S. $ Value

BP Capital Markets PLC 3.25%, 03/22/2026(a) (e)	EUR	100	$100,566
3.625%, 03/22/2029(a) (e)		320	303,888
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	796	612,738
5.75%, 01/15/2031(a)		587	559,376
Devon Energy Corp. 5.60%, 07/15/2041		383	360,626
Ecopetrol SA 8.625%, 01/19/2029		396	396,594
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	192	123,560
Enbridge, Inc. 6.10%, 11/09/2032		186	148,264
Eni SpA Series NC9 3.375%, 07/13/2029(a) (e)	EUR	435	399,480
EQT Corp. 5.70%, 04/01/2028	U.S.$	221	219,132
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	462,935
ONEOK Partners LP 6.125%, 02/01/2041		72	69,612
Ovintiv, Inc. 5.65%, 05/15/2028		141	138,386
6.25%, 07/15/2033		272	268,488
Suncor Energy, Inc. 6.80%, 05/15/2038		436	463,860
TotalEnergies SE 2.00%, 01/17/2027(a) (e)	EUR	505	480,168
Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	1,155	1,190,331
8.00%, 11/15/2032(a)		749	795,333

			7,326,981

Other Industrial – 0.1%
LKQ Corp. 5.75%, 06/15/2028(a)		305	303,844
6.25%, 06/15/2033(a)		202	203,170

			507,014

Services – 0.3%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031		399	324,550
Booking Holdings, Inc. 4.50%, 11/15/2031	EUR	372	418,024
Chicago Parking Meters LLC 4.93%, 12/30/2025 (f)	U.S.$	800	768,895
PayPal Holdings, Inc. 5.25%, 06/01/2062		254	247,376
S&P Global, Inc. 4.25%, 05/01/2029		125	121,938

			1,880,783

	Principal Amount (000)		U.S. $ Value

Technology – 1.5%
Apple, Inc. 4.10%, 08/08/2062	U.S.$	417	$365,212
Entegris Escrow Corp. 4.75%, 04/15/2029(a)		429	398,370
Fidelity National Information Services, Inc. 1.00%, 12/03/2028	EUR	691	642,778
Fiserv, Inc. 1.625%, 07/01/2030		193	179,246
Honeywell International, Inc. 4.125%, 11/02/2034		1,000	1,104,873
Series 4Y 3.50%, 05/17/2027		233	250,085
HP, Inc. 5.50%, 01/15/2033	U.S.$	688	675,774
Infor, Inc. 1.75%, 07/15/2025(a)		398	363,286
KLA Corp. 4.10%, 03/15/2029		108	103,940
5.25%, 07/15/2062		320	324,438
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		1,611	1,399,218
Lenovo Group Ltd. 5.831%, 01/27/2028(a)		772	766,156
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		445	448,476
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030		261	231,168
Oracle Corp. 3.60%, 04/01/2040		163	126,128
5.375%, 07/15/2040		89	84,944
6.90%, 11/09/2052		287	321,604
SK Hynix, Inc. 2.375%, 01/19/2031(a)		668	514,340
TSMC Arizona Corp. 3.875%, 04/22/2027		504	483,226
Western Digital Corp. 2.85%, 02/01/2029		353	282,304

			9,065,566

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		228	222,982
4.75%, 10/20/2028(a)		563	546,442

			769,424

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		380	340,012

Transportation - Services – 0.3%
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	826,726
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		264	256,874
4.90%, 05/01/2033(a)		127	124,124

	Principal Amount (000)		U.S. $ Value

FedEx Corp. 0.45%, 05/04/2029	EUR	423	$373,830
Heathrow Funding Ltd. Series E 2.75%, 10/13/2029(a)	GBP	290	300,618

			1,882,172

			45,395,110

Financial Institutions – 6.8%
Banking – 5.1%
AIB Group PLC 4.263%, 04/10/2025(a)	U.S.$	359	350,524
Ally Financial, Inc. 6.992%, 06/13/2029		315	311,274
Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)		1,095	1,003,644
Banco Santander SA 4.175%, 03/24/2028		1,400	1,311,996
Bank of America Corp. 3.559%, 04/23/2027		369	350,034
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		497	493,745
Series E 0.375%, 05/10/2027(a)	EUR	279	268,148
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		300	306,206
Barclays PLC 6.125%, 12/15/2025(e)	U.S.$	283	247,442
7.385%, 11/02/2028		316	330,170
BNP Paribas SA 7.375%, 08/19/2025(a) (e)		200	194,082
BPCE SA 3.116%, 10/19/2032(a)		355	274,724
CaixaBank SA Series E 1.50%, 12/03/2026(a)	GBP	100	109,720
Capital One Financial Corp. 4.166%, 05/09/2025	U.S.$	93	90,620
5.468%, 02/01/2029		162	155,488
5.78% (SOFR + 0.69%), 12/06/2024(g)		72	70,750
6.377%, 06/08/2034		156	154,888
Citigroup, Inc. 9.341% (LIBOR 3 Month + 4.07%), 10/30/2023(e) (g)		118	117,982
Series W 4.00%, 12/10/2025(e)		574	492,659
Series Y 4.15%, 11/15/2026(e)		340	272,718
Citizens Financial Group, Inc. 4.30%, 12/03/2025		376	348,556
Commonwealth Bank of Australia 5.69% (SOFR + 0.63%), 01/10/2025(a) (g)		107	107,036

	Principal Amount (000)		U.S. $ Value

Cooperatieve Rabobank UA Series E 4.625%, 05/23/2029(a)	GBP	284	$316,132
Danske Bank A/S 3.875%, 09/12/2023(a)	U.S.$	542	539,214
4.298%, 04/01/2028(a)		238	222,670
6.466%, 01/09/2026(a)		593	592,834
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	300	301,980
5.375%, 01/11/2029(a)		200	216,808
Deutsche Bank AG/New York NY 2.129%, 11/24/2026	U.S.$	272	241,492
3.961%, 11/26/2025		455	433,742
6.119%, 07/14/2026		596	591,428
Discover Bank 4.682%, 08/09/2028		300	272,514
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		555	533,860
Goldman Sachs Group, Inc. (The) Series E 3.625%, 10/29/2029(a)	GBP	355	389,120
Series V 4.125%, 11/10/2026(e)	U.S.$	237	194,932
HSBC Holdings PLC 4.755%, 06/09/2028		488	468,866
8.113%, 11/03/2033		868	962,620
ING Groep NV 6.75%, 04/16/2024(a) (e)		281	267,984
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		770	745,614
6.625%, 06/20/2033(a)		248	246,852
7.00%, 11/21/2025(a)		226	228,032
JPMorgan Chase & Co. 6.01% (SOFR + 0.92%), 02/24/2026(g)		95	95,062
Series E 1.09%, 03/11/2027(a)	EUR	427	425,960
Series X 6.10%, 10/01/2024(e)	U.S.$	360	358,438
Lloyds Banking Group PLC 7.50%, 06/27/2024(e)		533	509,394
Mizuho Financial Group, Inc. 5.739%, 05/27/2031		672	670,320
Morgan Stanley 0.406%, 10/29/2027	EUR	677	644,376
4.656%, 03/02/2029		215	235,860
4.813%, 10/25/2028		346	381,534
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,007	905,000
6.38% (SOFR + 1.29%), 02/16/2028(a) (g)		384	370,096
NatWest Group PLC 4.269%, 03/22/2025		666	654,066
5.808%, 09/13/2029		200	197,198

	Principal Amount (000)		U.S. $ Value

Series E 0.78%, 02/26/2030(a)	EUR	182	$158,416
5.763%, 02/28/2034(a)		215	231,958
PNC Financial Services Group, Inc. (The) Series O 8.977% (LIBOR 3 Month + 3.68%), 08/01/2023(e) (g)	U.S.$	56	55,876
Santander Holdings USA, Inc. 2.49%, 01/06/2028		350	302,676
4.26%, 06/09/2025		158	151,614
6.499%, 03/09/2029		320	316,832
Santander UK Group Holdings PLC 2.469%, 01/11/2028		443	387,160
6.833%, 11/21/2026		1,079	1,081,914
Series E 0.603%, 09/13/2029(a)	EUR	151	131,378
Societe Generale SA 6.447%, 01/12/2027(a)	U.S.$	678	676,936
Standard Chartered PLC 2.608%, 01/12/2028(a)		455	403,212
3.971%, 03/30/2026(a)		550	526,806
6.783% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (e) (g)		700	644,896
7.776%, 11/16/2025(a)		233	238,074
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (e)		300	231,762
Series 4.75%, 03/01/2031(a) (e)		300	231,762
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	492	491,118
Series NC5 5.625%, 09/17/2024(a) (e)	U.S.$	400	377,456
UBS Group AG 4.194%, 04/01/2031(a)		1,262	1,121,022
6.373%, 07/15/2026(a)		832	826,816
7.00%, 02/19/2025(a) (e)		400	380,364
UniCredit SpA 2.569%, 09/22/2026(a)		1,264	1,144,438
3.127%, 06/03/2032(a)		554	440,181
US Bancorp Series J 5.30%, 04/15/2027(e)		107	86,756

			31,215,827

Brokerage – 0.4%
Charles Schwab Corp. (The) 5.609% (SOFR + 0.52%), 05/13/2026(g)		564	545,748
Series G 5.375%, 06/01/2025(e)		210	201,405
Series I 4.00%, 06/01/2026(e)		1,407	1,141,612

	Principal Amount (000)		U.S. $ Value

Nomura Holdings, Inc. 5.709%, 01/09/2026	U.S.$	379	$375,718

			2,264,483

Finance – 0.5%
Aircastle Ltd. 4.25%, 06/15/2026		202	190,326
5.25%, 08/11/2025(a)		292	282,112
Aviation Capital Group LLC 1.95%, 09/20/2026(a)		285	247,209
1.95%, 01/30/2026(a)		312	277,734
3.50%, 11/01/2027(a)		267	236,369
4.125%, 08/01/2025(a)		12	11,236
4.375%, 01/30/2024(a)		290	285,252
4.875%, 10/01/2025(a)		147	140,297
5.50%, 12/15/2024(a)		347	339,484
6.375%, 07/15/2030(a)		104	103,214
REC Ltd. 5.625%, 04/11/2028(a)		200	197,724
Synchrony Financial 2.875%, 10/28/2031		427	309,336
3.95%, 12/01/2027		298	259,579
4.50%, 07/23/2025		109	103,014
4.875%, 06/13/2025		109	103,663

			3,086,549

Insurance – 0.2%
Allianz SE Series E 2.121%, 07/08/2050(a)	EUR	200	179,088
Credit Agricole Assurances SA 1.50%, 10/06/2031(a)		400	330,476
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	U.S.$	170	219,317
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		400	382,564

			1,111,445

REITs – 0.6%
American Tower Corp. 0.50%, 01/15/2028	EUR	540	494,862
2.10%, 06/15/2030	U.S.$	36	29,156
3.65%, 03/15/2027		284	266,148
Annington Funding PLC Series E 3.184%, 07/12/2029(a)	GBP	160	161,878
Aroundtown SA Series E 1.45%, 07/09/2028(a)	EUR	100	73,926
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		480	487,903
Essential Properties LP 2.95%, 07/15/2031	U.S.$	418	313,446

	Principal Amount (000)		U.S. $ Value

GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	U.S.$	955	$771,964
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		286	212,990
3.625%, 10/01/2029		67	55,016
Vornado Realty LP 3.40%, 06/01/2031		852	614,352
WPC Eurobond BV 0.95%, 06/01/2030	EUR	277	229,456

			3,711,097

			41,389,401

Utility – 0.8%
Electric – 0.6%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)	U.S.$	328	286,314
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		501	428,127
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(a)		227	174,722
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	401,221
E.ON International Finance BV Series E 6.25%, 06/03/2030(a)	GBP	375	479,354
Electricite de France SA 2.875%, 12/15/2026(a) (e)	EUR	200	186,138
5.70%, 05/23/2028(a)	U.S.$	332	331,718
5.993%, 05/23/2030(a)	CAD	77	57,932
9.125%, 03/15/2033(a) (e)	U.S.$	200	204,796
Enel Finance International NV 7.50%, 10/14/2032(a)		328	363,040
Florida Power & Light Co. 4.80%, 05/15/2033		145	144,074
National Grid PLC 5.809%, 06/12/2033		176	179,154
NRG Energy, Inc. 7.00%, 03/15/2033(a)		287	289,782

			3,526,372

Natural Gas – 0.1%
Centrica PLC Series E 4.375%, 03/13/2029(a)	GBP	350	401,010

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Suez SACA Series E 4.625%, 11/03/2028(a)	EUR	400	$446,148
Thames Water Utilities Finance PLC Series E 6.75%, 11/16/2028	GBP	260	315,592

			761,740

			4,689,122

Total Corporates - Investment Grade (cost $97,515,955)			91,473,633

INFLATION-LINKED SECURITIES – 11.6%
United States – 11.6%
U.S. Treasury Inflation Index 0.125%, 07/15/2024 (TIPS)	U.S.$	2,468	2,393,088
0.125%, 07/15/2026 (TIPS)		989	928,314
0.125%, 10/15/2026 (TIPS)		2,870	2,682,092
0.125%, 07/15/2030 (TIPS)		44,409	39,773,412
0.375%, 07/15/2027 (TIPS)		4,744	4,444,470
1.125%, 01/15/2033 (TIPS)		1,598	1,530,108
2.50%, 01/15/2029 (TIPS)		18,934	19,484,706

Total Inflation-Linked Securities (cost $72,440,524)			71,236,190

MORTGAGE PASS-THROUGHS – 7.0%
Agency Fixed Rate 30-Year – 6.8%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049		571	528,266
3.50%, 11/01/2049		207	191,518
4.00%, 06/01/2049		261	249,710
Series 2022 2.00%, 03/01/2052		2,101	1,720,932
2.50%, 04/01/2052		752	641,368
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		505	485,352
Series 2017 4.00%, 07/01/2044		332	318,496
Series 2018 4.50%, 03/01/2048		129	126,200
4.50%, 11/01/2048		380	371,446
5.00%, 11/01/2048		144	144,480
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		118	120,474
Series 2010 4.00%, 12/01/2040		206	197,712
Series 2012 3.50%, 02/01/2042		123	114,498
3.50%, 11/01/2042		195	182,116
3.50%, 01/01/2043		360	335,180
Series 2013 3.50%, 03/01/2043		6	5,350
3.50%, 04/01/2043		751	699,428
4.00%, 10/01/2043		588	564,246
Series 2014 5.50%, 09/01/2041		320	326,654

	Principal Amount (000)		U.S. $ Value

Series 2015 3.00%, 05/01/2045	U.S.$	78	$70,280
3.00%, 08/01/2045		583	525,590
Series 2018 3.50%, 03/01/2048		1,200	1,113,087
4.50%, 09/01/2048		1,008	983,671
Series 2019 3.50%, 11/01/2049		448	413,990
Series 2020 3.50%, 01/01/2050		1,175	1,086,058
Series 2021 2.00%, 07/01/2051		2,210	1,804,572
2.50%, 01/01/2052		1,385	1,182,712
Series 2022 2.50%, 03/01/2052		1,502	1,277,668
2.50%, 04/01/2052		999	851,292
2.50%, 05/01/2052		2,046	1,744,120
3.00%, 02/01/2052		2,980	2,641,243
3.00%, 03/01/2052		2,064	1,827,578
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		64	58,164
3.00%, 05/20/2046		171	154,934
Series 2022 5.00%, 11/20/2052		2,052	2,018,542
Series 2023 4.00%, 07/01/2053, TBA		554	523,350
4.00%, 07/01/2053, TBA		554	523,350
4.50%, 07/01/2053, TBA		1,192	1,150,441
4.50%, 07/01/2053, TBA		1,502	1,448,752
4.50%, 07/01/2053, TBA		2,694	2,599,192
5.00%, 07/01/2053, TBA		832	816,985
5.00%, 07/01/2053, TBA		1,415	1,390,418
5.00%, 07/01/2053, TBA		2,247	2,207,404
5.50%, 07/01/2053, TBA		885	880,694
5.50%, 07/01/2053, TBA		885	880,694
Uniform Mortgage-Backed Security Series 2023 2.00%, 07/01/2053, TBA		616	501,959
2.00%, 07/01/2053, TBA		616	501,959
4.50%, 07/01/2053, TBA		225	216,229
4.50%, 07/01/2053, TBA		225	216,229
5.50%, 07/01/2053, TBA		412	410,257
5.50%, 07/01/2053, TBA		714	710,671
5.50%, 07/01/2053, TBA		1,126	1,120,928

			41,176,439

Agency Fixed Rate 15-Year – 0.2%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		25	23,582
2.50%, 06/01/2028		5	5,132
Series 2014 2.50%, 09/01/2029		77	72,612
Series 2016 2.50%, 11/01/2031		18	16,568
2.50%, 12/01/2031		1,292	1,204,293
2.50%, 01/01/2032		30	27,732

	Principal Amount (000)		U.S. $ Value

Series 2017 2.50%, 02/01/2032	U.S.$	91	$84,722

			1,434,641

Total Mortgage Pass-Throughs (cost $45,283,113)			42,611,080

ASSET-BACKED SECURITIES – 4.5%
Other ABS - Fixed Rate – 2.3%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,138	935,335
ACHV ABS TRUST Series 2023-2PL, Class A 6.42%, 05/20/2030(a)		276	275,766
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		105	101,954
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		125	120,742
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		201	196,792
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		388	384,534
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		249	234,262
BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)		58	55,338
Series 2023-A, Class A 5.55%, 04/17/2036(a)		368	362,216
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		239	203,014
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		336	334,946
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		311	259,177
Dell Equipment Finance Trust Series 2023-1, Class A2 5.65%, 09/22/2028(a)		189	187,934
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		664	654,716
Diamond Issuer Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	971,672

	Principal Amount (000)		U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	U.S.$	619	$525,042
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		403	342,556
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		563	504,145
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		427	363,277
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		272	271,510
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		188	186,962
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		1,094	1,084,132
Marlette Funding Trust Series 2022-2A, Class A 4.25%, 08/15/2032(a)		122	121,112
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		398	351,348
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)		442	369,100
Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		830	677,284
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,037	1,007,464
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	112,980
Series 2021-CA, Class B 2.53%, 04/20/2062(a)		499	396,012
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	375,358
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		450	446,670
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	750,228
Upstart Securitization Trust Series 2021-3, Class B 1.66%, 07/20/2031(a)		750	721,662

			13,885,240

	Principal Amount (000)		U.S. $ Value

Autos - Fixed Rate – 2.1%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)	U.S.$	502	$501,788
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	392,664
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		196	185,368
Series 2021-N4, Class D 2.30%, 09/11/2028		215	202,056
Series 2021-P4, Class D 2.61%, 09/11/2028		596	498,726
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		740	690,208
Series 2022-A, Class C 2.17%, 04/16/2029(a)		824	777,278
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(a)		940	936,844
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		201	191,302
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	720,506
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	347,708
LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(a)		254	247,406
Series 2022-1A, Class A 5.21%, 06/15/2027(a)		647	639,420
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,759	1,744,405
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		235	234,534
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		817	798,990
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		630	619,960
Series 2022-B, Class B 5.721%, 08/16/2032(a)		834	828,894
Series 2022-C, Class B 6.451%, 12/15/2032(a)		700	698,445

	Principal Amount (000)		U.S. $ Value

Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)	U.S.$	130	$125,752
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)		373	371,760
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(a)		143	142,506
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		913	911,302

			12,807,822

Credit Cards - Fixed Rate – 0.1%
Brex Commercial Charge Card Master Trust Series 2022-1, Class A 4.63%, 07/15/2025(a)		555	540,289

			540,289

Total Asset-Backed Securities (cost $29,084,550)			27,233,351

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Risk Share Floating Rate – 4.0%
Bellemeade Re Ltd. Series 2019-2A, Class M1C 7.15% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (g)		190	189,868
Series 2019-3A, Class M1C 7.10% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (g)		180	180,496
Series 2019-4A, Class M1C 7.65% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (g)		143	143,714
Series 2019-4A, Class M2 8.00% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (g)		330	332,830
Series 2021-1A, Class M1C 8.017% (SOFR + 2.95%), 03/25/2031(a) (g)		329	334,288
Series 2021-2A, Class M1B 6.567% (SOFR + 1.50%), 06/25/2031(a) (g)		918	906,256
Series 2021-3A, Class A2 6.067% (SOFR + 1.00%), 09/25/2031(a) (g)		878	858,284
Series 2022-1, Class M1B 7.217% (SOFR + 2.15%), 01/26/2032(a) (g)		335	331,194

	Principal Amount (000)		U.S. $ Value

Series 2022-2, Class M1A 9.067% (SOFR + 4.00%), 09/27/2032(a) (g)	U.S.$	1,387	$1,416,452
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.55% (LIBOR 1 Month + 2.40%), 04/25/2031(a) (g)		23	22,721
Series 2019-R02, Class 1M2 7.45% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (g)		6	5,794
Series 2019-R03, Class 1M2 7.30% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (g)		7	6,582
Series 2019-R07, Class 1M2 7.25% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (g)		49	49,506
Series 2020-R01, Class 1M2 7.20% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (g)		235	236,170
Series 2020-R02, Class 2M2 7.15% (LIBOR 1 Month + 2.00%), 01/25/2040(a) (g)		187	187,333
Series 2021-R01, Class 1M1 5.817% (SOFR + 0.75%), 10/25/2041(a) (g)		9	9,412
Series 2021-R01, Class 1M2 6.617% (SOFR + 1.55%), 10/25/2041(a) (g)		48	46,752
Series 2022-R01, Class 1M2 6.967% (SOFR + 1.90%), 12/25/2041(a) (g)		1,382	1,346,328
Series 2022-R02, Class 2M1 6.267% (SOFR + 1.20%), 01/25/2042(a) (g)		376	373,778
Series 2022-R03, Class 1M1 7.167% (SOFR + 2.10%), 03/25/2042(a) (g)		234	234,560
Series 2022-R03, Class 1M2 8.567% (SOFR + 3.50%), 03/25/2042(a) (g)		1,602	1,634,748
Series 2022-R04, Class 1M2 8.167% (SOFR + 3.10%), 03/25/2042(a) (g)		130	130,824
Series 2022-R06, Class 1M1 7.817% (SOFR + 2.75%), 05/25/2042(a) (g)		483	492,740
Series 2022-R08, Class 1M1 7.617% (SOFR + 2.55%), 07/25/2042(a) (g)		477	484,010
Series 2023-R01, Class 1M1 7.467% (SOFR + 2.40%), 12/25/2042(a) (g)		975	980,649

	Principal Amount (000)		U.S. $ Value

Series 2023-R02, Class 1M1 7.367% (SOFR + 2.30%), 01/25/2043(a) (g)	U.S.$	1,017	$1,020,320
Series 2023-R04, Class 1M1 7.367% (SOFR + 2.30%), 05/25/2043(a) (g)		251	251,874
Eagle Re Ltd. Series 2018-1, Class M1 6.85% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (g)		208	207,828
Series 2018-1, Class M2 8.15% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (g)		295	297,836
Series 2021-2, Class M1B 7.117% (SOFR + 2.05%), 04/25/2034(a) (g)		216	216,818
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2023(g)		130	131,484
Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(g)		48	48,258
Series 2015-HQA2, Class M3 9.95% (LIBOR 1 Month + 4.80%), 05/25/2028(g)		76	79,986
Series 2019-DNA3, Class M2 7.20% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (g)		32	32,482
Series 2019-DNA4, Class M2 7.10% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (g)		41	41,456
Series 2020-DNA1, Class M2 6.85% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (g)		133	132,582
Series 2020-DNA5, Class M2 7.867% (SOFR + 2.80%), 10/25/2050(a) (g)		529	537,787
Series 2021-DNA3, Class M1 5.817% (SOFR + 0.75%), 10/25/2033(a) (g)		148	147,320
Series 2021-DNA5, Class M2 6.717% (SOFR + 1.65%), 01/25/2034(a) (g)		436	435,386
Series 2021-DNA6, Class M1 5.867% (SOFR + 0.80%), 10/25/2041(a) (g)		49	48,948
Series 2021-DNA6, Class M2 6.567% (SOFR + 1.50%), 10/25/2041(a) (g)		670	653,170

	Principal Amount (000)		U.S. $ Value

Series 2021-HQA4, Class M1 6.017% (SOFR + 0.95%), 12/25/2041(a) (g)	U.S.$	441	$427,672
Series 2021-HQA4, Class M2 7.417% (SOFR + 2.35%), 12/25/2041(a) (g)		415	393,550
Series 2022-DNA1, Class M1B 6.917% (SOFR + 1.85%), 01/25/2042(a) (g)		731	707,254
Series 2022-DNA2, Class M1B 7.467% (SOFR + 2.40%), 02/25/2042(a) (g)		561	554,196
Series 2022-DNA3, Class M1A 7.067% (SOFR + 2.00%), 04/25/2042(a) (g)		316	316,604
Series 2022-DNA3, Class M1B 7.967% (SOFR + 2.90%), 04/25/2042(a) (g)		239	239,056
Series 2022-DNA4, Class M1B 8.417% (SOFR + 3.35%), 05/25/2042(a) (g)		878	887,982
Series 2022-DNA5, Class M1B 9.567% (SOFR + 4.50%), 06/25/2042(a) (g)		769	807,956
Series 2022-DNA6, Class M1A 7.217% (SOFR + 2.15%), 09/25/2042(a) (g)		494	497,164
Series 2022-DNA7, Class M1A 7.567% (SOFR + 2.50%), 03/25/2052(a) (g)		604	609,582
Series 2022-HQA1, Class M1B 8.567% (SOFR + 3.50%), 03/25/2042(a) (g)		134	136,430
Series 2023-DNA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2043(a) (g)		363	363,686
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.05% (LIBOR 1 Month + 4.90%), 11/25/2024(g)		68	70,706
Series 2014-C04, Class 2M2 10.15% (LIBOR 1 Month + 5.00%), 11/25/2024(g)		11	11,354
Series 2015-C01, Class 1M2 9.45% (LIBOR 1 Month + 4.30%), 02/25/2025(g)		111	115,088
Series 2015-C03, Class 1M2 10.15% (LIBOR 1 Month + 5.00%), 07/25/2025(g)		113	118,230

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 1M2 10.85% (LIBOR 1 Month + 5.70%), 04/25/2028(g)	U.S.$	303	$322,312
Series 2015-C04, Class 2M2 10.70% (LIBOR 1 Month + 5.55%), 04/25/2028(g)		159	166,494
Series 2016-C01, Class 2M2 12.10% (LIBOR 1 Month + 6.95%), 08/25/2028(g)		46	48,880
Series 2016-C02, Class 1M2 11.15% (LIBOR 1 Month + 6.00%), 09/25/2028(g)		127	133,544
Series 2017-C04, Class 2M2 8.00% (LIBOR 1 Month + 2.85%), 11/25/2029(g)		322	328,907
Series 2021-R02, Class 2M2 7.067% (SOFR + 2.00%), 11/25/2041(a) (g)		630	613,539
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40% (LIBOR 1 Month + 4.25%), 11/25/2024(g) (h)		19	18,682
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(a) (g)		581	571,064
Series 2019-3R, Class A 8.878% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (g)		62	60,033
Series 2020-1R, Class A 8.528% (LIBOR 1 Month + 3.35%), 02/27/2023(g) (h)		142	137,348
Traingle Re Ltd. Series 2021-3, Class M1A 6.967% (SOFR + 1.90%), 02/25/2034(a) (g)		192	192,714
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40% (LIBOR 1 Month + 5.25%), 11/25/2025(g) (h)		121	113,782
Series 2015-WF1, Class 2M2 10.65% (LIBOR 1 Month + 5.50%), 11/25/2025(g) (h)		30	28,599

			24,211,232

Agency Floating Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 0.957% (6.15% - LIBOR 1 Month), 06/15/2047(g) (i)		1,250	124,436
Series 4719, Class JS 0.957% (6.15% - LIBOR 1 Month), 09/15/2047(g) (i)		377	38,190

	Principal Amount (000)		U.S. $ Value

Series 4954, Class SL 0.90% (6.05% - LIBOR 1 Month), 02/25/2050(g) (i)	U.S.$	1,283	$128,118
Series 4981, Class HS 0.95% (6.10% - LIBOR 1 Month), 06/25/2050(g) (i)		3,025	293,150
Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.95% (6.10% - LIBOR 1 Month), 12/25/2044(g) (i)		438	41,296
Series 2016-77, Class DS 0.85% (6.00% - LIBOR 1 Month), 10/25/2046(g) (i)		1,028	95,300
Series 2017-62, Class AS 1.00% (6.15% - LIBOR 1 Month), 08/25/2047(g) (i)		482	52,032
Series 2017-97, Class LS 1.05% (6.20% - LIBOR 1 Month), 12/25/2047(g) (i)		983	108,015
Series 2017-97, Class SW 1.05% (6.20% - LIBOR 1 Month), 12/25/2047(g) (i)		512	52,394
Government National Mortgage Association Series 2017-65, Class ST 1.004% (6.15% - LIBOR 1 Month), 04/20/2047(g) (i)		604	59,072
Series 2017-122, Class SA 1.043% (6.20% - LIBOR 1 Month), 08/20/2047(g) (i)		483	51,820
Series 2017-134, Class SE 1.043% (6.20% - LIBOR 1 Month), 09/20/2047(g) (i)		349	30,692

			1,074,515

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.25% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (g)		118	112,479

Total Collateralized Mortgage Obligations (cost $25,293,607)			25,398,226

	Shares

INVESTMENT COMPANIES – 3.5%
Funds and Investment Trusts – 3.5%
AB All Market Real Return Portfolio - Class Z(j) (k) (cost $23,125,424)		2,509,580	21,557,284

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.8%
Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)	U.S.$	500	$402,518
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		906	857,626
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(a)		364	342,124
Series 2011-GC5, Class D 5.297%, 08/10/2044(a)		114	35,744
Series 2014-GC18, Class D 5.223%, 01/10/2047(a)		40	10,802
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(h) (l)		411	386,180
Series 2021-1, Class A2 2.435%, 08/15/2026(h) (l)		1,071	1,011,546
Series 2021-1, Class AS 2.638%, 08/15/2026(h) (l)		39	35,732
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(h)		1,230	1,166,230
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		150	134,806
Series 2014-C22, Class XA 0.946%, 09/15/2047(m)		12,638	68,064
Series 2014-C26, Class AS 3.80%, 01/15/2048		770	724,614
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	43,026
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		271	270,392
UBS Commercial Mortgage Trust Series 2019-C17, Class AS 3.203%, 10/15/2052		364	299,924
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.481%, 12/15/2059		125	106,166
Series 2016-NXS6, Class C 4.534%, 11/15/2049		750	627,632

			6,523,126

Non-Agency Floating Rate CMBS – 0.7%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.319% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (g)		521	506,496

	Principal Amount (000)		U.S. $ Value

BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.194% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (g)	U.S.$	1,935	$1,694,592
BBCMS Mortgage Trust Series 2020-BID, Class A 7.333% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (g)		1,089	1,022,377
BX Commercial Mortgage Trust Series 2019-IMC, Class E 7.343% (LIBOR 1 Month + 2.15%), 04/15/2034(a) (g)		430	418,030
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.067% (SOFR + 2.00%), 01/25/2051(a) (g)		105	100,970
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 7.143% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (g)		230	214,292
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.726% (SOFR + 1.58%), 07/15/2036(a) (g)		372	350,034

			4,306,791

Total Commercial Mortgage-Backed Securities (cost $12,098,068)			10,829,917

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.39% (LIBOR 3 Month + 1.13%), 04/15/2034(a) (g)		330	324,286
AGL CLO 12 Ltd. Series 2021-12A, Class A1 6.41% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (g)		1,120	1,100,221
Series 2021-12A, Class D 8.10% (LIBOR 3 Month + 2.85%), 07/20/2034(a) (g)		350	324,476
Ballyrock CLO 15 Ltd. Series 2021-1A, Class C 8.36% (LIBOR 3 Month + 3.10%), 04/15/2034(a) (g)		375	359,556
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 6.40% (LIBOR 3 Month + 1.15%), 10/20/2034(a) (g)		250	245,868

	Principal Amount (000)		U.S. $ Value

Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (g)	U.S.$	830	$789,241
Series 2020-78A, Class D 8.26% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (g)		250	233,270
Elevation CLO Ltd. Series 2020-11A, Class C 7.46% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (g)		670	634,492
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.38% (LIBOR 3 Month + 1.13%), 07/20/2034(a) (g)		452	445,106
Series 2021-2A, Class D 8.20% (LIBOR 3 Month + 2.95%), 07/20/2034(a) (g)		368	343,926
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.375% (LIBOR 3 Month + 1.11%), 07/19/2034(a) (g)		340	334,650
Series 2021-1A, Class D 8.165% (LIBOR 3 Month + 2.90%), 07/19/2034(a) (g)		390	359,750
Kings Park CLO Ltd. Series 2021-1A, Class A 6.391% (LIBOR 3 Month + 1.13%), 01/21/2035(a) (g)		250	244,982
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.442% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (g)		659	649,080
Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A, Class D 8.06% (LIBOR 3 Month + 2.80%), 07/16/2035(a) (g)		455	419,070
OZLM XVIII Ltd. Series 2018-18A, Class A 6.28% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (g)		745	735,128
Pikes Peak CLO 8 Series 2021-8A, Class A 6.42% (LIBOR 3 Month + 1.17%), 07/20/2034(a) (g)		1,046	1,030,374
Rad CLO 7 Ltd. Series 2020-7A, Class C 7.26% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (g)		250	240,286
Rockford Tower CLO Ltd. Series 2021-1A, Class D 8.25% (LIBOR 3 Month + 3.00%), 07/20/2034(a) (g)		600	551,894
Series 2021-2A, Class D 8.50% (LIBOR 3 Month + 3.25%), 07/20/2034(a) (g)		449	405,318

	Principal Amount (000)		U.S. $ Value

Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.522% (SOFR + 1.54%), 07/18/2034(a) (g)	U.S.$	384	$378,656
Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (g)		340	305,828

Total Collateralized Loan Obligations (cost $10,879,929)			10,455,458

CORPORATES - NON-INVESTMENT GRADE – 1.2%
Industrial – 0.9%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	147	143,450

Capital Goods – 0.1%
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)		320	312,010

Communications - Media – 0.3%
Altice Financing SA 3.00%, 01/15/2028(a)		320	269,050
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	40	33,320
4.50%, 06/01/2033(a)		136	106,814
4.75%, 02/01/2032(a)		431	350,764
DISH DBS Corp. 5.25%, 12/01/2026(a)		242	195,154
5.75%, 12/01/2028(a)		725	542,525
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	320	310,774
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)		320	267,604

			2,076,005

Communications - Telecommunications – 0.1%
Altice France SA/France 3.375%, 01/15/2028(a)		320	254,681
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)		320	318,606

			573,287

Consumer Cyclical - Automotive – 0.1%
Ford Motor Co. 6.10%, 08/19/2032	U.S.$	532	515,843
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	300	284,574

			800,417

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	846	$749,437
Carnival PLC 1.00%, 10/28/2029	EUR	301	205,604

			955,041

Consumer Non-Cyclical – 0.0%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)		200	189,402

Services – 0.0%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)		320	304,265

Technology – 0.1%
Seagate HDD Cayman 8.25%, 12/15/2029(a)	U.S.$	316	330,179

			5,684,056

Financial Institutions – 0.2%
Finance – 0.1%
SLM Corp. 4.20%, 10/29/2025		311	289,696

REITs – 0.1%
SBB Treasury Oyj Series E 0.75%, 12/14/2028(a)	EUR	146	94,864
1.125%, 11/26/2029(a)		111	70,333
Vivion Investments SARL 3.00%, 08/08/2024(a)		400	348,704

			513,901

			803,597

Utility – 0.1%
Electric – 0.1%
EDP - Energias de Portugal SA Series NC5. 1.50%, 03/14/2082(a)		300	278,276
Vistra Corp. 7.00%, 12/15/2026(a) (e)	U.S.$	384	335,309

			613,585

Total Corporates - Non-Investment Grade (cost $8,540,450)			7,101,238

COVERED BONDS – 0.8%
Bank of Montreal Series E 0.125%, 01/26/2027(a)	EUR	545	523,262
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	514,052

	Principal Amount (000)		U.S. $ Value

Commonwealth Bank of Australia 0.125%, 10/15/2029(a)	EUR	850	$750,494
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		641	692,836
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		850	762,542
Nationwide Building Society Series E 0.625%, 03/25/2027(a)		650	635,068
Royal Bank of Canada Series E 0.125%, 04/26/2027(a)		705	673,204
Westpac Banking Corp. Series E 0.375%, 04/02/2026(a)		565	560,738

Total Covered Bonds (cost $5,558,984)			5,112,196

SUPRANATIONALS – 0.6%
European Investment Bank 0.75%, 07/15/2027	AUD	690	395,996
1.80%, 01/19/2027		905	548,994
Inter-American Development Bank 2.50%, 04/14/2027(a)		155	95,800
4.25%, 06/11/2026		662	436,820
International Bank for Reconstruction & Development Series G 0.00%, 01/15/2027	EUR	441	428,146
Series GDIF 0.01%, 04/24/2028		318	298,042
3.00%, 10/19/2026	AUD	375	238,006
International Finance Corp. 1.45%, 07/22/2024		1,360	875,660
4.45%, 05/14/2027		477	316,378

Total Supranationals (cost $3,942,844)			3,633,842

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.5%
Australia – 0.3%
New South Wales Treasury Corp. 2.00%, 03/08/2033		3,546	1,868,830

Japan – 0.2%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	1,481	1,418,891

Total Local Governments - Regional Bonds (cost $3,638,663)			3,287,721

	Notional Amount		U.S. $ Value

PURCHASED OPTIONS - PUTS – 0.5%
Options on Equity Indices – 0.5%
Euro STOXX 50 Index Expiration: Jun 2024; Contracts: 4,470; Exercise Price: EUR 3,600.00; Counterparty: UBS AG(n)	EUR	16,092,000	$355,746
FTSE 100 Index Expiration: Apr 2024; Contracts: 1,070; Exercise Price: GBP 6,600.00; Counterparty: UBS AG(n)	GBP	7,062,000	131,878
Nikkei 225 Index Expiration: May 2024; Contracts: 65,000; Exercise Price: JPY 27,000.00; Counterparty: UBS AG(n)	JPY	1,755,000,000	269,085
S&P 500 Index Expiration: Jun 2024; Contracts: 35,400; Exercise Price: USD 3,675.00; Counterparty: UBS AG(n)	USD	130,095,000	2,459,624

Total Purchased Options - Puts (premiums paid $4,124,437)			3,216,333

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.5%
France – 0.2%
Dexia Credit Local SA Series E 0.00%, 01/21/2028(a)	EUR	900	843,676
0.01%, 01/22/2027(a)		200	193,031

			1,036,707

Germany – 0.2%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,999	1,316,227

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	470	505,274

Romania – 0.0%
Romanian Government International Bond 6.625%, 09/27/2029(a)		215	243,077

Total Governments - Sovereign Bonds (cost $3,231,460)			3,101,285

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	U.S.$	165	164,970
Commonwealth Financing Authority Series 2016-A 4.144%, 06/01/2038		80	73,070

	Principal Amount (000)		U.S. $ Value

Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023	U.S.$	745	$745,000
State Board of Administration Finance Corp. Series 2020-A 1.705%, 07/01/2027		652	577,148
2.154%, 07/01/2030		224	186,706
University of California Series 2021-B 3.071%, 05/15/2051		1,130	797,868

Total Local Governments - US Municipal Bonds (cost $2,943,883)			2,544,762

GOVERNMENTS - SOVEREIGN AGENCIES – 0.4%
Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 10/15/2024(a)	EUR	776	804,264

Netherlands – 0.3%
BNG Bank NV Series E 0.75%, 01/24/2029(a)		306	292,530
3.50%, 07/19/2027	AUD	2,100	1,336,831

			1,629,361

Total Governments - Sovereign Agencies (cost $2,591,158)			2,433,625

QUASI-SOVEREIGNS – 0.3%
Quasi-Sovereign Bonds – 0.3%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(a)	U.S.$	321	316,387

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		454	356,476
4.688%, 05/15/2029(a)		593	531,470
Petroleos Mexicanos 6.70%, 02/16/2032		206	156,344

			1,044,290

Poland – 0.1%
Bank Gospodarstwa Krajowego 5.375%, 05/22/2033(a)		333	329,670

South Africa – 0.0%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		279	270,432

Total Quasi-Sovereigns (cost $2,002,866)			1,960,779

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.3%
Industrial – 0.3%
Basic – 0.1%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)	U.S.$	305	$195,200
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		152	111,737

			306,937

Capital Goods – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		639	2,557

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		827	661,683

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		587	506,287

Consumer Non-Cyclical – 0.0%
BRF GmbH 4.35%, 09/29/2026(a)		200	180,225

Energy – 0.0%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	98,679

			1,756,368

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LP 6.125%, 03/01/2026(h)		86	83,769

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (d) (o)		134	5,498
7.125%, 12/26/2046(a) (d) (o)		528	34,200

			39,698

Total Emerging Markets - Corporate Bonds (cost $2,835,650)			1,879,835

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.3%
Canada – 0.3%
Province of Ontario Canada 2.70%, 06/02/2029	CAD	855	602,498
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	988	976,818
3.65%, 05/20/2032	CAD	289	213,380

Total Local Governments - Provincial Bonds (cost $1,895,370)			1,792,696

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.2%
South Africa – 0.2%
Republic of South Africa Government Bond Series 2032 8.25%, 03/31/2032 (cost $1,063,564)	ZAR	22,770	$1,017,919

AGENCIES – 0.1%
Agency Debentures – 0.1%
Federal Home Loan Banks 2.50%, 02/13/2024 (cost $584,734)	U.S.$	585	574,499

EMERGING MARKETS - SOVEREIGNS – 0.0%
Dominican Republic – 0.0%
Dominican Republic International Bond 4.875%, 09/23/2032(a) (cost $330,000)		330	280,833

	Shares

SHORT-TERM INVESTMENTS – 27.5%
Investment Companies – 26.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.02%(j) (k) (p) (cost $161,791,922)		161,791,922	161,791,922

	Principal Amount (000)

U.S. TREASURY BILLS – 1.0%
U.S. Treasury Bill Zero Coupon, 07/11/2023	U.S.$	2,598	2,595,413
Zero Coupon, 09/05/2023		3,400	3,368,750

Total U.S. Treasury Bills (cost $5,965,425)			5,964,163

Total Short-Term Investments (cost $167,757,347)			167,756,085

Total Investments – 102.0% (cost $652,837,205)(q)			623,570,512
Other assets less liabilities – (2.0)%			(12,173,464)

Net Assets – 100.0%			$611,397,048

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	9	September 2023	$696,494	$(3,960)
5 Yr Canadian Bond Futures	110	September 2023	9,146,254	(50,176)
10 Yr Canadian Bond Futures	32	September 2023	2,959,774	(22,180)
10 Yr Japan Bond (OSE) Futures	5	September 2023	5,147,441	7,463
E-mini Russell 2000 Index Futures	81	September 2023	7,709,985	7,803
Euro STOXX 50 Index Futures	231	September 2023	11,159,018	201,889
Euro-BOBL Futures	21	September 2023	2,651,519	(31,188)
Euro-Bund Futures	26	September 2023	3,794,365	(18,138)
FTSE 100 Index Futures	127	September 2023	12,163,679	25,847
Hang Seng Index Futures	47	July 2023	5,640,180	633
Long Gilt Futures	66	September 2023	7,988,042	(50,729)
MSCI Emerging Markets Futures	562	September 2023	28,040,990	(599,438)
Nikkei 225 (OSE) Futures	10	September 2023	2,298,763	85,207
OMXS 30 Index Futures	268	July 2023	5,755,539	2,468
S&P 500 E-Mini Futures	529	September 2023	118,714,212	3,737,052
S&P Mid 400 E-Mini Futures	23	September 2023	6,081,430	142,749
TOPIX Index Futures	93	September 2023	14,746,457	470,043
U.S. 10 Yr Ultra Futures	135	September 2023	15,989,063	(84,703)
U.S. T-Note 2 Yr (CBT) Futures	306	September 2023	62,223,187	(798,075)
U.S. T-Note 5 Yr (CBT) Futures	785	September 2023	84,068,594	(1,409,419)
U.S. T-Note 10 Yr (CBT) Futures	287	September 2023	32,220,234	(336,225)
U.S. Ultra Bond (CBT) Futures	95	September 2023	12,940,781	151,035
Sold Contracts
3 Yr Australian Bond Futures	32	September 2023	2,251,703	13,143
10 Yr Australian Bond Futures	21	September 2023	1,625,152	8,882
10 Yr Japan Bond (OSE) Futures	9	September 2023	9,265,394	(40,893)
Euro-OAT Futures	15	September 2023	2,101,652	2,711
Euro-Schatz Futures	34	September 2023	3,890,020	32,982
MSCI Singapore IX ETS Futures	70	July 2023	1,495,342	(3,137)
S&P TSX 60 Index Futures	12	September 2023	2,207,692	(35,795)
SPI 200 Futures	77	September 2023	9,182,830	(115,549)
U.S. T-Note 2 Yr (CBT) Futures	76	September 2023	15,454,125	174,945
U.S. Ultra Bond (CBT) Futures	7	September 2023	953,531	(18,003)

				$1,447,244

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	1,175	USD	779	08/25/2023	$(5,139)
Bank of America, NA	BRL	5,320	USD	1,052	07/05/2023	(59,481)
Bank of America, NA	USD	1,104	BRL	5,320	07/05/2023	7,147
Bank of America, NA	THB	19,196	USD	554	07/13/2023	12,619
Bank of America, NA	USD	1,672	CLP	1,317,705	07/13/2023	(29,815)
Bank of America, NA	USD	1,659	PLN	6,922	07/20/2023	42,621
Bank of America, NA	GBP	6,121	USD	7,621	07/21/2023	(153,255)
Bank of America, NA	USD	11,884	GBP	9,539	07/21/2023	231,343
Bank of America, NA	USD	725	GBP	565	07/21/2023	(7,182)
Bank of America, NA	KRW	4,164,813	USD	3,137	07/27/2023	(27,103)
Bank of America, NA	EUR	1,956	USD	2,158	07/31/2023	20,289
Bank of America, NA	EUR	2,303	USD	2,476	07/31/2023	(39,696)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NZD	2,510	USD	1,522	08/24/2023	$(18,496)
Bank of America, NA	AUD	14,221	USD	9,657	08/25/2023	170,702
Bank of America, NA	JPY	955,833	USD	6,831	08/25/2023	155,489
Bank of America, NA	JPY	219,512	USD	1,533	08/25/2023	(283)
Bank of America, NA	USD	1,518	AUD	2,292	08/25/2023	11,400
Barclays Bank PLC	CNH	6,476	USD	934	07/07/2023	42,636
Barclays Bank PLC	USD	1,473	GBP	1,167	07/21/2023	9,867
Barclays Bank PLC	EUR	4,566	USD	5,028	07/31/2023	39,599
Barclays Bank PLC	USD	8,152	CAD	10,768	08/24/2023	(17,760)
Barclays Bank PLC	NOK	8,284	USD	768	09/13/2023	(5,881)
Barclays Bank PLC	USD	7,037	SEK	74,333	09/13/2023	(122,467)
Barclays Bank PLC	MYR	4,039	USD	881	09/21/2023	7,326
BNP Paribas SA	IDR	19,062,780	USD	1,271	07/12/2023	4,180
BNP Paribas SA	PLN	6,968	USD	1,661	07/20/2023	(51,416)
BNP Paribas SA	USD	825	EUR	764	07/31/2023	9,802
BNP Paribas SA	USD	1,792	EUR	1,632	07/31/2023	(8,157)
BNP Paribas SA	USD	4,444	NZD	7,215	08/24/2023	(17,064)
BNP Paribas SA	SEK	8,861	USD	828	09/13/2023	3,933
Citibank, NA	EUR	627	USD	684	07/31/2023	(1,179)
Citibank, NA	USD	1,469	CAD	1,947	08/24/2023	1,249
Citibank, NA	USD	610	CAD	805	08/24/2023	(1,614)
Citibank, NA	JPY	169,241	USD	1,207	08/25/2023	25,208
Citibank, NA	USD	11,910	AUD	17,466	08/25/2023	(258,455)
Deutsche Bank AG	USD	15,025	EUR	13,839	07/31/2023	94,596
Deutsche Bank AG	USD	7,085	CAD	9,481	08/24/2023	77,646
Deutsche Bank AG	JPY	264,300	USD	1,868	08/25/2023	21,617
Goldman Sachs Bank USA	PLN	3,438	USD	824	07/20/2023	(20,605)
Goldman Sachs Bank USA	CHF	1,587	USD	1,764	07/21/2023	(11,746)
Goldman Sachs Bank USA	GBP	541	USD	670	07/21/2023	(17,511)
Goldman Sachs Bank USA	USD	1,343	GBP	1,061	07/21/2023	4,998
Goldman Sachs Bank USA	USD	2,736	GBP	2,143	07/21/2023	(13,842)
Goldman Sachs Bank USA	EUR	2,199	USD	2,391	07/31/2023	(11,978)
Goldman Sachs Bank USA	USD	20,295	EUR	18,441	07/31/2023	(147,121)
Goldman Sachs Bank USA	AUD	11,380	USD	7,741	08/25/2023	149,007
Goldman Sachs Bank USA	USD	977	AUD	1,461	08/25/2023	(2,448)
Goldman Sachs Bank USA	NOK	8,145	USD	759	09/13/2023	(1,863)
Goldman Sachs Bank USA	SEK	24,741	USD	2,286	09/13/2023	(15,669)
Goldman Sachs Bank USA	USD	1,561	NOK	16,406	09/13/2023	(28,740)
HSBC Bank USA	CNH	35,832	USD	5,217	07/07/2023	287,670
HSBC Bank USA	USD	1,683	CNH	11,541	07/07/2023	(94,797)
HSBC Bank USA	EUR	16,584	USD	17,754	07/31/2023	(365,521)
HSBC Bank USA	USD	2,490	EUR	2,277	07/31/2023	(2,600)
HSBC Bank USA	SEK	7,087	USD	659	09/13/2023	(49)
HSBC Bank USA	USD	2,602	NOK	27,320	09/13/2023	(50,354)
HSBC Bank USA	USD	1,979	SEK	21,094	09/13/2023	(17,159)
JPMorgan Chase Bank, NA	GBP	675	USD	858	07/21/2023	623
JPMorgan Chase Bank, NA	USD	4,414	KRW	5,896,317	07/27/2023	65,191
JPMorgan Chase Bank, NA	EUR	9,784	USD	10,701	07/31/2023	10,479
JPMorgan Chase Bank, NA	EUR	1,388	USD	1,513	07/31/2023	(4,137)
JPMorgan Chase Bank, NA	JPY	164,759	USD	1,153	08/25/2023	2,387
Morgan Stanley Capital Services, Inc.	BRL	5,486	USD	1,138	07/05/2023	(7,370)
Morgan Stanley Capital Services, Inc.	USD	268	BRL	1,285	07/05/2023	610
Morgan Stanley Capital Services, Inc.	USD	879	BRL	4,201	07/05/2023	(1,371)
Morgan Stanley Capital Services, Inc.	CNH	7,947	USD	1,162	07/07/2023	68,642
Morgan Stanley Capital Services, Inc.	USD	612	IDR	9,196,616	07/12/2023	(502)
Morgan Stanley Capital Services, Inc.	CLP	1,329,024	USD	1,675	07/13/2023	19,251
Morgan Stanley Capital Services, Inc.	MXN	38,933	USD	2,143	07/13/2023	(128,373)
Morgan Stanley Capital Services, Inc.	SGD	1,107	USD	831	07/13/2023	12,137
Morgan Stanley Capital Services, Inc.	PLN	3,500	USD	837	07/20/2023	(23,050)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	CHF	9,761	USD	10,939	07/21/2023	$15,045
Morgan Stanley Capital Services, Inc.	GBP	3,995	USD	5,085	07/21/2023	10,729
Morgan Stanley Capital Services, Inc.	KRW	18,492,430	USD	14,011	07/27/2023	(36,433)
Morgan Stanley Capital Services, Inc.	EUR	16,587	USD	17,959	08/08/2023	(170,447)
Morgan Stanley Capital Services, Inc.	CAD	14,173	USD	10,638	08/24/2023	(68,823)
Morgan Stanley Capital Services, Inc.	USD	747	JPY	106,130	08/25/2023	(5,351)
Morgan Stanley Capital Services, Inc.	IDR	9,196,616	USD	611	10/12/2023	482
Natwest Markets PLC	USD	833	SGD	1,104	07/13/2023	(15,640)
Natwest Markets PLC	USD	781	EUR	711	07/31/2023	(3,381)
Standard Chartered Bank	USD	1,664	PLN	6,970	07/20/2023	49,052
Standard Chartered Bank	ZAR	20,148	USD	1,086	08/23/2023	21,066
State Street Bank & Trust Co.	CNH	1,656	USD	231	07/07/2023	2,809
State Street Bank & Trust Co.	USD	2,132	CNH	14,763	07/07/2023	(100,852)
State Street Bank & Trust Co.	USD	673	IDR	9,866,164	07/12/2023	(16,877)
State Street Bank & Trust Co.	USD	605	MXN	10,995	07/13/2023	36,436
State Street Bank & Trust Co.	USD	242	CHF	217	07/21/2023	342
State Street Bank & Trust Co.	USD	1,257	GBP	1,012	07/21/2023	28,176
State Street Bank & Trust Co.	EUR	1,312	USD	1,440	07/31/2023	5,357
State Street Bank & Trust Co.	EUR	710	USD	765	07/31/2023	(10,652)
State Street Bank & Trust Co.	USD	2,929	EUR	2,706	07/31/2023	27,577
State Street Bank & Trust Co.	USD	234	EUR	213	07/31/2023	(84)
State Street Bank & Trust Co.	CAD	513	USD	387	08/24/2023	(343)
State Street Bank & Trust Co.	USD	252	NZD	407	08/24/2023	(2,090)
State Street Bank & Trust Co.	JPY	1,507	USD	11	08/25/2023	374
State Street Bank & Trust Co.	USD	15	JPY	2,051	08/25/2023	(509)
State Street Bank & Trust Co.	USD	198	DKK	1,342	09/13/2023	(367)
UBS AG	GBP	793	USD	982	07/21/2023	(24,703)
UBS AG	USD	3,713	CHF	3,330	07/21/2023	13,455
UBS AG	USD	1,635	EUR	1,496	07/31/2023	492
UBS AG	CAD	6,343	USD	4,740	08/24/2023	(51,177)
UBS AG	USD	1,527	NZD	2,488	08/24/2023	(787)
UBS AG	JPY	551,364	USD	3,993	08/25/2023	142,495
UBS AG	USD	20,997	JPY	2,891,783	08/25/2023	(799,161)

						$(1,134,775)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.29%	USD	8,774	$(261,238)	$(18,342)	$(242,896)
iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)	Quarterly	0.81	USD	1,190	(31,829)	(32,563)	734
Malaysia, 06/20/2028*	(1.00)	Quarterly	0.54	USD	13,200	(273,219)	(85,856)	(187,363)
Sale Contracts
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.66	USD	4,115	92,537	79,466	13,071

						$(473,749)	$(57,295)	$(416,454)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	18,945	02/26/2025	1.589%	CPI#	Maturity	$2,400,595	$—	$2,400,595
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,224,328	—	2,224,328
USD	12,590	05/13/2027	3.263%	CPI#	Maturity	(110,058)	—	(110,058)
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	39,244	—	39,244
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	37,022	—	37,022
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	21,931	—	21,931

						$4,613,062	$—	$4,613,062

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	5,299	11/02/2024	3 Month BKBM	2.503%	Quarterly/ Semi-Annual	$(152,033)	$—	$(152,033)
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	36,176	31,414	4,762
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	20,175	18,876	1,299
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	31,310	26,011	5,299
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	162,175	149,950	12,225
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	89,465	80,116	9,349
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	41,141	36,510	4,631
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	40,354	35,600	4,754
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	75,480	70,946	4,534
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	44,216	41,513	2,703
EUR	1,729	05/12/2027	6 Month EURIBOR	1.494%	Semi-Annual/ Annual	(134,660)	—	(134,660)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR	2,641	05/13/2027	6 Month EURIBOR	1.464%	Semi-Annual/ Annual	$(208,800)	$—	$(208,800)
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	1,423,662	1,405,265	18,397
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	547,862	504,095	43,767
HUF	362,017	06/02/2028	8.820%	6 Month BUBOR	Annual/ Semi-Annual	(38,819)	—	(38,819)
HUF	340,363	06/05/2028	8.698%	6 Month BUBOR	Annual/ Semi-Annual	(32,324)	—	(32,324)
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	199,838	192,132	7,706
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	246,557	175,618	70,939
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,465,747	2,500,387	(34,640)
NZD	3,290	04/26/2033	3 Month BKBM	4.180%	Quarterly/ Semi-Annual	(56,618)	—	(56,618)
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	121,392	122,816	(1,424)
EUR	2,300	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	1,201,758	—	1,201,758
EUR	2,300	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(1,270,415)	—	(1,270,415)
EUR	2,310	11/10/2050	0.023%	6 Month EURIBOR	Annual/ Semi-Annual	1,251,476	—	1,251,476
EUR	2,310	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(1,284,249)	—	(1,284,249)

						$4,820,866	$5,391,249	$(570,383)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
Deutsche Bank AG iTraxx Australia Series 39, 5 Year Index, 06/20/2028*	(1.00)%	Quarterly	0.81%	USD	1,583	$(19,906)	$(20,426)	$520
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(492)	(337)	(155)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(493)	(270)	(223)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2	(492)	(213)	(279)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,107)	(624)	(483)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,353)	(694)	(659)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	10	$(2,091)	$(1,208)	$(883)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	30	(6,521)	(1,916)	(4,605)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,108)	(552)	(556)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6	(1,230)	(300)	(930)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	32	(7,012)	(3,755)	(3,257)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(7,997)	(3,887)	(4,110)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	37	(7,996)	(3,885)	(4,111)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	146	(31,617)	(9,428)	(22,189)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(1,107)	(357)	(750)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3	(2,214)	(844)	(1,370)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(4,306)	(1,810)	(2,496)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5	(4,306)	(1,672)	(2,634)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	36	(7,751)	(3,509)	(4,242)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	31	(6,767)	(2,485)	(4,282)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	10	(8,488)	(3,899)	(4,589)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	53	$(11,441)	$(6,617)	$(4,824)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	297	(64,073)	(22,880)	(41,193)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	42	(9,104)	(2,728)	(6,376)

						$(208,972)	$(94,296)	$(114,676)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	2,832	09/15/2023	$38,173

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $143,190,186 or 23.4% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2023.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Fair valued by the Adviser.
(g)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$397,615	$386,180	0.06%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	1,093,216	1,011,546	0.17%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	39,686	35,732	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,306,193	1,166,230	0.19%
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.40%, 11/25/2024	11/06/2015	19,056	18,682	0.00%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.528%, 02/27/2023	02/11/2020	142,432	137,348	0.02%
Terraform Global Operating LP 6.125%, 03/01/2026	02/08/2018	86,000	83,769	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.40%, 11/25/2025	09/28/2015	121,169	113,782	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 10.65%, 11/25/2025	09/28/2015	29,666	28,599	0.00%

(i)	Inverse interest only security.
(j)	Affiliated investments.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)	IO - Interest Only.
(n)	Non-income producing security.
(o)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2023.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,235,024 and gross unrealized depreciation of investments was $(41,639,526), resulting in net unrealized depreciation of $(25,404,502).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BUBOR – Budapest Interbank Offered Rate

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$117,081,725	$—	$117,081,725
Corporates - Investment Grade	—	91,473,633	—	91,473,633
Inflation-Linked Securities	—	71,236,190	—	71,236,190
Mortgage Pass-Throughs	—	42,611,080	—	42,611,080
Asset-Backed Securities	—	27,233,351	—	27,233,351
Collateralized Mortgage Obligations	—	25,398,226	—	25,398,226
Investment Companies	21,557,284	—	—	21,557,284
Commercial Mortgage-Backed Securities	—	9,396,459	1,433,458	10,829,917
Collateralized Loan Obligations	—	10,455,458	—	10,455,458
Corporates - Non-Investment Grade	—	7,101,238	—	7,101,238
Covered Bonds	—	5,112,196	—	5,112,196
Supranationals	—	3,633,842	—	3,633,842
Local Governments - Regional Bonds	—	3,287,721	—	3,287,721
Purchased Options - Puts	—	3,216,333	—	3,216,333
Governments - Sovereign Bonds	—	3,101,285	—	3,101,285
Local Governments - US Municipal Bonds	—	2,544,762	—	2,544,762
Governments - Sovereign Agencies	—	2,433,625	—	2,433,625
Quasi-Sovereigns	—	1,960,779	—	1,960,779
Emerging Markets - Corporate Bonds	—	1,879,835	—	1,879,835
Local Governments - Provincial Bonds	—	1,792,696	—	1,792,696
Emerging Markets - Treasuries	—	1,017,919	—	1,017,919
Agencies	—	574,499	—	574,499
Emerging Markets - Sovereigns	—	280,833	—	280,833
Short-Term Investments:
Investment Companies	161,791,922	—	—	161,791,922
U.S. Treasury Bills	—	5,964,163	—	5,964,163

Total Investments in Securities	183,349,206	438,787,848	1,433,458	623,570,512

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(a):
Assets:
Futures	$5,064,852	$—	$—	$5,064,852
Forward Currency Exchange Contracts	—	1,964,151	—	1,964,151
Centrally Cleared Credit Default Swaps	—	92,537	—	92,537
Centrally Cleared Inflation (CPI) Swaps	—	4,723,120	—	4,723,120
Centrally Cleared Interest Rate Swaps	—	7,998,784	—	7,998,784
Total Return Swaps	—	38,173	—	38,173
Liabilities:
Futures	(3,617,608)	—	—	(3,617,608)
Forward Currency Exchange Contracts	—	(3,098,926)	—	(3,098,926)
Centrally Cleared Credit Default Swaps	—	(566,286)	—	(566,286)
Centrally Cleared Inflation (CPI) Swaps	—	(110,058)	—	(110,058)
Centrally Cleared Interest Rate Swaps	—	(3,177,918)	—	(3,177,918)
Credit Default Swaps	—	(208,972)	—	(208,972)

Total	$184,796,450	$446,442,453	$1,433,458	$632,672,361

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2023 is as follows:

							Distributions
Fund	Market Value 09/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2023 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$29,457	$2,521	$10,506	$(718)	$803	$21,557	$2,522	$0
Government Money Market Portfolio	99,713	566,668	504,589	0	0	161,792	3,213	0
Total	$129,170	$569,189	$515,095	$(718)	$803	$183,349	$5,735	$0